UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Time charter and voyage revenues	$ 342,155	$ 346,938	$ 660,710	$ 656,460
Time charter and voyage expenses	(40,044)	(41,956)	(81,955)	(81,719)
Direct vessel expenses	(18,916)	(17,764)	(36,469)	(32,204)
Vessel operating expenses (entirely through related parties transactions)	(85,271)	(82,550)	(170,193)	(165,766)
General and administrative expenses	(20,584)	(20,536)	(41,328)	(40,035)
Depreciation and amortization of intangible assets	(56,314)	(54,037)	(111,884)	(108,255)
Amortization of unfavorable lease terms	3,171	5,322	6,307	12,910
Gain on sale of vessels, net	7,256	10,151	9,133	43,601
Interest expense and finance cost, net	(30,087)	(33,330)	(59,496)	(68,854)
Interest income	3,596	2,483	6,992	4,100
Other expense, net	(3,493)	(2,413)	(6,987)	(8,765)
Net income	101,469	112,308	174,830	211,473
Net income
Common Unitholders	99,439	110,062	171,333	207,245
General Partner	$ 2,030	$ 2,246	$ 3,497	$ 4,228
Earnings per unit (see Note 12):
Earnings per common unit, basic	$ 3.3	$ 3.65	$ 5.68	$ 6.87
Earnings per common unit, diluted	$ 3.3	$ 3.65	$ 5.68	$ 6.87